Investments - Investments in Associates and Joint Ventures (Details) R$ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2025 BRL (R$)	Mar. 31, 2025 BRL (R$) € / shares	Mar. 31, 2024 BRL (R$)	Mar. 31, 2024 BRL (R$) € / shares	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
Disclosure of joint ventures [line items]
Equity	R$ 38,535,646	R$ 38,535,646	R$ 44,724,599	R$ 44,724,599	R$ 32,415,575	R$ 44,810,300
Income (expenses) of the period	R$ 6,348,178		220,032
%	100.00%				100.00%
In the income (expenses) for the period	R$ (17,077)		(9,907)
Non-current financial assets at fair value through other comprehensive income	1,427,438	1,427,438			R$ 1,591,437
Associate | Foreign
Disclosure of joint ventures [line items]
Carrying amount	111,247	111,247			125,316
In the income (expenses) for the period	R$ (12,252)		(10,473)
Ensyn Corporation | Foreign
Disclosure of joint ventures [line items]
Participation equity (%)	24.80%
Carrying amount	R$ (232)	(232)			2
In the income (expenses) for the period	R$ (3,091)		(1,408)
Spinnova Plc | Foreign
Disclosure of joint ventures [line items]
Participation equity (%)	18.76%
Carrying amount	R$ 82,768	82,768			95,254
In the income (expenses) for the period	(9,161)		(9,065)
Joint ventures
Disclosure of joint ventures [line items]
Carrying amount	309,371	309,371			328,055
In the income (expenses) for the period	R$ (4,825)		566
Biomas | Domestic (Brazil)
Disclosure of joint ventures [line items]
Participation equity (%)	16.66%
Carrying amount	R$ 1,473	1,473			2,923
In the income (expenses) for the period	R$ (1,449)		(1,142)
Ibema Companhia Brasileira de Papel | Domestic (Brazil)
Disclosure of joint ventures [line items]
Participation equity (%)	49.90%
Carrying amount	R$ 188,618	188,618			193,901
In the income (expenses) for the period	R$ 3,551		7,461
F&E Technologies LLC | Foreign
Disclosure of joint ventures [line items]
Participation equity (%)	50.00%
Carrying amount	R$ 5,914	5,914			6,378
In the income (expenses) for the period
Woodspin Oy | Foreign
Disclosure of joint ventures [line items]
Participation equity (%)	50.00%
Carrying amount	R$ 113,366	113,366			124,853
In the income (expenses) for the period	(6,927)		(5,753)
Total other investments evaluated at fair value
Disclosure of joint ventures [line items]
In the income (expenses) for the period
Non-current financial assets at fair value through other comprehensive income	R$ 1,006,820	1,006,820			1,138,066
Bem Agro Integração e Desenvolvimento S.A. (Indirect)
Disclosure of joint ventures [line items]
%	5.82%
Bem Agro Integração e Desenvolvimento S.A. (Indirect) | Domestic (Brazil)
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income	R$ 3,737	3,737			4,026
Celluforce Inc. (Direct)
Disclosure of joint ventures [line items]
%	8.28%
Celluforce Inc. (Direct) | Foreign
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income	R$ 25,813	25,813			27,823
Nfinite Nanotechnology Inc. (Indirect)
Disclosure of joint ventures [line items]
%	5.00%
Nfinite Nanotechnology Inc. (Indirect) | Foreign
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income	R$ 5,886	5,886			6,347
Lenzing Aktiengesellschaft (Indirect)
Disclosure of joint ventures [line items]
%	15.00%
Lenzing Aktiengesellschaft (Indirect) | Foreign
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income	R$ 971,384	971,384			1,099,870
Simplifyber, Inc (Indirect) | Foreign
Disclosure of joint ventures [line items]
Participation equity (%)	14.20%
Carrying amount	R$ 28,711	28,711			R$ 30,060
In the income (expenses) for the period
Ensyn Corporation
Disclosure of joint ventures [line items]
Equity	(936)	(936)
Income (expenses) of the period	(7,046)
Spinnova Plc
Disclosure of joint ventures [line items]
Equity	441,192	R$ 441,192
Income (expenses) of the period	(49,051)
NASDAQ, Nordic Growth Market, Average Share Price | € / shares		R$ 0.52		R$ 0.95
Biomas | Domestic (Brazil)
Disclosure of joint ventures [line items]
Equity	8,839	R$ 8,839
Income (expenses) of the period	(8,697)
Ibema Companhia Brasileira de Papel | Domestic (Brazil)
Disclosure of joint ventures [line items]
Equity	377,992	377,992
Income (expenses) of the period	7,117
F&E Technologies LLC | Foreign
Disclosure of joint ventures [line items]
Equity	11,829	11,829
Income (expenses) of the period
Woodspin Oy | Foreign
Disclosure of joint ventures [line items]
Equity	226,731	226,731
Income (expenses) of the period	(13,855)
Simplifyber, Inc (Indirect)
Disclosure of joint ventures [line items]
Equity
Income (expenses) of the period